Vessels, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Property Plant And Equipment
Balance beginning of period	$ 977,298
Other additions to vessels' cost	409
Period depreciation	(15,039)	$ (15,035)
Balance end of period	962,668
Vessel Cost
Property Plant And Equipment
Balance beginning of period	1,167,500
Other additions to vessels' cost	409
Balance end of period	1,167,909
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(190,202)
Period depreciation	(15,039)
Balance end of period	(205,241)
Net Book Value
Property Plant And Equipment
Balance beginning of period	977,298
Other additions to vessels' cost	409
Period depreciation	(15,039)
Balance end of period	$ 962,668